Leases (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Rightofuse assets
Properties	¥ 120,941,000	¥ 181,997,000
Lease liabilities
Non current	48,115,000	87,800,000
Current	86,104,000	101,889,000
Lease liabilities	134,219,000	189,689,000
Additions to the right-of-use assets during the year	¥ 38,646,000	¥ 60,418,000
Weighted average lessee's incremental borrowing rate	4.84%	4.84%